Acquisition of Natural Plant Extract of California, Inc. (Details) - USD ($)	May 31, 2021	Feb. 16, 2021	Aug. 31, 2020
Goodwill	$ 8,098,603		$ 0
NPE
Cash		$ 2,200
Accounts receivable		193,607
Notes receivable		162,247
Property and equipment		1,338,569
Right of use asset - operating lease		607,306
Goodwill		8,098,603
Total assets acquired		10,402,532
Accounts payable and accrued expenses		289,591
Right of use liability - operating lease		607,306
Notes payable		1,825,101
Notes payable - related party		105,539
Total Liabilities Assumed		$ 2,827,537